LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule Of Future Minimum Lease Payments
The future minimum lease payments under the Company's leases as at December 31, 2023 were as follows:

(in thousands of $)
2024	1,154
2025	1,450
Total minimum lease payments	2,604
Less: Imputed interest	(70)
Present value of obligations under leases	2,534

The future minimum lease payments under the Company's leases as at December 31, 2022 were as follows:

(in thousands of $)
2023	1,103
2024	1,206
2025	1,237
Total minimum lease payments	3,546
Less: Imputed interest	(150)
Present value of obligations under leases	3,396

Schedule Of Minimum Future Revenue Receivable Under Fixed Rate Contracts	The minimum future revenues to be received under fixed rate contracts as of December 31, 2023 were as follows:

(in thousands of $)
2024	58,194
2025	30,895
Total minimum lease payments	89,089
The minimum future revenues to be received under fixed rate contracts as of December 31, 2022 were as follows:

(in thousands of $)
2023	24,090
2024	24,156
2025	15,954
Total minimum lease payments	64,200